Other operating income and expenses (Tables)	3 Months Ended
Mar. 31, 2019
Other operating income and expenses [Abstract]
Other operating income
The table below shows the detail of Other operating income and expenses for the three-month periods ended March 31, 2019, and 2018:

Other Operating income	For the three-month period ended March 31,
	2019	2018
	($ in thousands)
Grants (see Note 16)	14,789	14,857
Income from various services and insurance proceeds	11,650	13,557
Total	26,439	28,414

Other operating expenses
Other Operating expenses	For the three-month period ended March 31,
	2019	2018
	($ in thousands)
Leases and fees	(731)	(743)
Operation and maintenance	(33,817)	(32,444)
Independent professional services	(8,833)	(7,091)
Supplies	(6,865)	(7,391)
Insurance	(6,112)	(6,443)
Levies and duties	(3,069)	(9,909)
Other expenses	(1,146)	(2,173)
Total	(60,573)	(66,194)